Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

20.Cash and cash equivalents

	2022	2021
	$’000	$'000

Cash at bank	514,078	916,488
Cash and cash equivalents	514,078	916,488

The credit ratings of the Group’s principal banking partners at December 31, 2022 and 2021 based on publicly reported Fitch ratings as shown below. The Group regularly monitors its credit risk with banking partners and did not incur any losses during 2022 and 2021 as a result of bank failures.

	2022	2021
	$’000	$'000

Cash and cash equivalents
AAA (F1+)	20,916	127,781
A+	22,790	—
A (F1)	244,483	628,033
BBB+	506	—
BBB	—	3,143
BBB-	115	162
B	217,335	157,277
B-	7,242	—
C	—	67
Not rated	691	25
	514,078	916,488